AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Investments, at fair value:
Real estate properties (cost: $13,048.5 and $12,687.8)		$ 15,835.0	$ 15,531.1
Real estate joint ventures and funds (cost: $6,244.4 and $5,207.8)		7,516.0	6,532.5
Marketable securities:
Real estate related (cost: $686.0 and $1,274.7)	[1]	825.7	1,415.1
Other (cost: $4,144.7 and $4,088.9)		4,150.2	4,088.7
Loans receivable (cost: $1,504.5 and $910.6)		1,503.1	913.0
Loans receivable with related parties (cost: $69.3 and $0.0)		69.0	0.0
Total investments (cost: $25,697.4 and $24,169.8)		29,899.0	28,480.4
Cash and cash equivalents		15.1	3.8
Due from investment manager		5.5	2.2
Other	[2]	290.3	331.8
TOTAL ASSETS		30,209.9	28,818.2
LIABILITIES
Loans payable, at fair value (principal outstanding: $2,338.0 and $2,688.1)		2,365.0	2,608.0
Line of credit, at fair value		250.0	0.0
Accrued real estate property expenses		225.9	222.4
Payable for collateral for securities loaned		25.7	68.8
Other		35.4	76.4
TOTAL LIABILITIES		2,902.0	2,975.6
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund		26,759.1	25,320.1
Annuity Fund		548.8	522.5
TOTAL NET ASSETS		$ 27,307.9	$ 25,842.6
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)		60.8	60.7
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)		$ 440.422	$ 417.416

[1]	Includes securities loaned of $25.2 million at December 31, 2019 and $67.4 million at December 31, 2018.
[2]	Includes cash collateral for securities loaned of $25.7 million at December 31, 2019 and $68.8 million at December 31, 2018.